Fair Value Measurements (Details) - Schedule of changes in fair value - Warrant Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 32,688,341
Change in fair value of warrant liabilities	2,236,904	$ 6,461,087
Balance at ending	$ 34,925,245	$ 32,688,341